SEGMENTED INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CANADA
Disclosure of operating segments [line items]
Long-term assets	$ 2,001,034	$ 1,399,087
UNITED STATES
Disclosure of operating segments [line items]
Long-term assets	$ 2,941,310	$ 2,347,234